Basic and Diluted Earnings Per Share (Details Narrative) (10Q) - $ / shares	Mar. 31, 2017	Dec. 31, 2016
NET LOSS PER SHARE
Outstanding number of shares	5,833,336	5,873,336
Stock options vested and exercisable	4,695,003	4,860,001
Stock options average exercise price	$ 0.28	$ 0.28